Share-Based Compensation (Tables)	12 Months Ended
Dec. 02, 2012
Share-Based Compensation
Schedule of share-based compensation expense, related income tax benefits and cash received from the exercise of stock option awards

Share-based compensation expense, related income tax benefits and cash received from the exercise of stock option awards, was as follows (in thousands):

	December 2, 2012	November 27, 2011	November 28, 2010
Stock option awards	$349	$1,344	$1,499
Restricted shares	—	444	667
Restricted share units	7,477	11,245	13,446
Directors' deferred stock compensation	291	210	251

Total share-based compensation	$8,117	$13,243	$15,863

Income tax benefits related to share-based compensation	2,326	4,353	6,150

Cash received from exercise of stock option awards	104	630	297

Intrinsic value of awards excercised or issued	7,370	7,789	10,594

Tax benefits realized upon exercise	2,889	3,045	4,107

Share-Based Compensation
Summary of restricted share unit grant activity
	2012	2011	2010
Number of awards granted	587,456	2,395,156	811,000
Weighted average grant date fair value	$1.85	$2.51	$2.98

Summary of restricted share unit award outstanding and activity for the year
	Unvested Restricted Share Units	Weighted Average Grant Date Fair Value
Outstanding November 27, 2011	10,728,028	$2.16
Granted	587,456	1.85
Vested	(5,073,855)	2.06
Forfeited	(482,320)	1.48

Outstanding December 2, 2012	5,759,309	$2.25
Expected to vest, December 2, 2012	5,533,656	$2.26
Weighted average remaining vesting period	4.2 years

1998 Plan
Share-Based Compensation
Summary of options outstanding and activity for the year
	Shares Subject to Options	Weighted Average Exercise Price Per Share
Outstanding November 27, 2011	1,508,275	$0.99
Exercised	(72,248)	0.36
Forfeited	(10,999)	2.57

Outstanding December 2, 2012 (all fully vested and exercisable)	1,425,028	$1.01
Weighted average remaining contractual term	1.3 years
Aggregate intrinsic value of in-the-money options at December 2, 2012 (in thousands)	$1,713

2004 Plan
Share-Based Compensation
Summary of options outstanding and activity for the year
	Shares Subject to Options	Weighted Average Exercise Price Per Share
Outstanding November 27, 2011	5,394,364	$5.43
Exercised	(47,700)	$1.64
Forfeited	(115,684)	$5.54

Outstanding December 2, 2012	5,230,980	$5.46
Weighted average remaining contractual term	2.5 years
Aggregate intrinsic value of in-the-money options (in thousands)	$759
Exercisable at December 2, 2012	4,944,520
Weighted average remaining contractual term	2.6 years
Aggregate intrinsic value of in-the-money options (in thousands)	$759

Directors Plan
Share-Based Compensation
Summary of share units outstanding and activity for the year
	Share Units	Weighted Average Grant Date Fair Value
Outstanding November 27, 2011	516,983	$2.89
Granted	138,063	2.00

Outstanding December 2, 2012 (all fully vested at grant date)	655,046	$2.70